STOCK-BASED COMPENSATION. (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 14, 2018	Jun. 16, 2016
Total compensation cost related to unvested awards	$ 3,648
Compensation cost weighted average period	1 year 7 months 17 days
2006 Stock Incentive Plan [Member]
Shares authorized		1,715,000
2016 Stock Incentive Plan [Member]
Shares authorized				3,650,000	1,150,000
Stock Options [Member]
Intrinsic values of outstanding options	$ 84,000	$ 84,000
Fair value of stock vested	$ 1,629	$ 3,210	$ 1,142